UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's Telephone Number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert Floating-Rate Advantage Fund
Calvert Ultra-Short Duration Income NextShares

Calvert Floating-Rate Advantage Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND ANNUAL REPORT (UNAUDITED)

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
26	Board of Trustees’ Contract Approval
29	Officers and Trustees
30	Important Notices

3 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND ANNUAL REPORT (UNAUDITED)

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Scott H. Page, CFA, Craig P. Russ, and Catherine C. McDermott, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	-0.20%	1.68%	—%	2.06%
Class A with 3.75% Maximum Sales Charge	—	—	-3.96	-2.14	—	-0.56
Class I at NAV	10/10/2017	10/10/2017	-0.07	1.95	—	2.31
Class R6 at NAV	10/10/2017	10/10/2017	0.02	1.91	—	2.28

S&P/LSTA Leveraged Loan Index	—	—	0.40%	2.97%	3.62%	3.62%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				2.20%	1.95%	1.89%
Net				1.83	1.58	1.52

% Total Leverage[4]
Borrowings						12.78%

Fund Profile

TEN LARGEST SECTORS (% of total investments)[5]		TEN LARGEST ISSUERS (% of total investments)[6]

Electronics/Electrical	16.1%	Infor (US), Inc.	1.5%
Health Care	12.1%	Kronos Incorporated	1.5%
Business Equipment and Services	10.1%	SolarWinds Holdings, Inc.	1.5%
Industrial Equipment	7.2%	Hyland Software, Inc.	1.4%
Telecommunications	6.7%	Asurion, LLC	1.4%
Leisure Goods/Activities/Movies	5.1%	Sprint Communications, Inc.	1.3%
Building and Development	4.7%	Clark Equipment Company	1.3%
Containers and Glass Products	4.4%	Zekelman Industries, Inc.	1.3%
Financial Intermediaries	3.7%	American Builders & Contractors Supply Co., Inc.	1.3%
Insurance	3.6%	Gates Global, LLC	1.3%
Total	73.7%	Total	13.8%

CREDIT QUALITY (% of bond and loan holdings)[7]

BBB	5.2%
BB	24.3%
B	61.5%
CCC or Lower	3.0%
Not Rated	6.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

3 Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[6]	Excludes cash and cash equivalents.

[7]
Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as Not Rated (if any) are not rated by S&P.

Fund profile subject to change due to active management.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$998.00	$10.46**	2.10%
Class I	$1,000.00	$999.30	$8.87**	1.78%
Class R6	$1,000.00	$1,000.20	$9.03**	1.81%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.46	$10.55**	2.10%
Class I	$1,000.00	$1,016.06	$8.95**	1.78%
Class R6	$1,000.00	$1,015.91	$9.10**	1.81%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - 107.6%
Aerospace and Defense - 0.4%
WP CPP Holdings, LLC, Term Loan, 6.51%, (3 mo. USD LIBOR + 3.75%), 4/30/25	248,750	247,273

Automotive - 3.1%
Dayco Products, LLC, Term Loan, 6.879%, (3 mo. USD LIBOR + 4.25%), 5/19/23	196,386	192,458
Garrett LX III S.a.r.l., Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), 9/27/25	398,000	391,533
Panther BF Aggregator 2 LP, Term Loan, 3/18/26 (2)	275,000	272,243
Thor Industries, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), 2/1/26	160,149	153,441
TI Group Automotive Systems, LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/30/22	381,229	376,301
Tower Automotive Holdings USA, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), 3/7/24	434,017	424,252
		1,810,228

Brokerage/Securities Dealers/Investment Houses - 0.8%
Advisor Group, Inc., Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 8/15/25	348,250	349,338
Aretec Group, Inc., Term Loan, 6.749%, (1 mo. USD LIBOR + 4.25%), 10/1/25	124,688	123,285
		472,623

Building and Development - 5.3%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 10/31/23	888,665	866,369
Brookfield Property REIT, Inc., Term Loan, 4.996%, (1 mo. USD LIBOR + 2.50%), 8/27/25	248,750	240,251
Core & Main L.P., Term Loan, 5.626%, (3 mo. USD LIBOR + 3.00%), 8/1/24	544,991	541,571
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	322,752	320,785
Henry Company, LLC, Term Loan, 6.499%, (1 mo. USD LIBOR + 4.00%), 10/5/23	271,528	271,019
Realogy Group, LLC, Term Loan, 4.732%, (1 mo. USD LIBOR + 2.25%), 2/8/25	640,258	623,451
Werner FinCo L.P., Term Loan, 6.601%, (3 mo. USD LIBOR + 4.00%), 7/24/24	197,494	190,581
		3,054,027

Business Equipment and Services - 11.4%
AppLovin Corporation, Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 8/15/25	349,125	349,561
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.956%, (USD LIBOR + 4.25%), 6/21/24 (3)	196,993	189,605
Camelot UK Holdco Limited, Term Loan, 5.746%, (1 mo. USD LIBOR + 3.25%), 10/3/23	192,912	191,948
Carbonite, Inc, Term Loan, 3/21/26 (2)	250,000	248,516
Ceridian HCM Holding, Inc., Term Loan, 5.493%, (1 mo. USD LIBOR + 3.00%), 4/30/25	497,500	496,464
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	821,566	811,297
Cypress Intermediate Holdings III, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), 4/26/24	370,667	365,049
EIG Investors Corp., Term Loan, 6.389%, (3 mo. USD LIBOR + 3.75%), 2/9/23	443,041	441,748
IRI Holdings, Inc., Term Loan, 7.129%, (3 mo. USD LIBOR + 4.50%), 12/1/25	174,563	171,508
J.D. Power and Associates, Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 9/7/23	295,456	291,024
KAR Auction Services, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 2.50%), 3/9/23	641,764	639,089
Kronos Incorporated, Term Loan, 5.736%, (3 mo. USD LIBOR + 3.00%), 11/1/23	981,207	971,778

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - CONT’D
Pre-Paid Legal Services, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 5/1/25	329,638	325,724
Prime Security Services Borrower, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 5/2/22	455,497	451,593
ServiceMaster Company, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 11/8/23	83,055	82,950
SMG Holdings, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 1/23/25	247,500	245,128
Vestcom Parent Holdings, Inc., Term Loan, 6.499%, (1 mo. USD LIBOR + 4.00%), 12/19/23	97,000	93,120
West Corporation, Term Loan, 6.629%, (3 mo. USD LIBOR + 4.00%), 10/10/24	247,494	232,644
		6,598,746

Cable and Satellite Television - 1.3%
Telenet Financing USD, LLC, Term Loan, 4.734%, (1 mo. USD LIBOR + 2.25%), 8/15/26	275,000	269,844
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	500,000	487,812
		757,656

Chemicals and Plastics - 3.1%
Alpha 3 B.V., Term Loan, 5.601%, (3 mo. USD LIBOR + 3.00%), 1/31/24	309,517	303,521
Minerals Technologies, Inc., Term Loan, 4.858%, (USD LIBOR + 2.25%), 2/14/24 (3)	604,096	604,096
PMHC II, Inc., Term Loan, 6.169%, (USD LIBOR + 3.50%), 3/31/25 (3)	248,120	242,227
Polar US Borrower, LLC, Term Loan, 9.198%, (3 mo. USD Prime + 4.75%), 10/15/25	299,250	298,128
Starfruit Finco B.V., Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), 10/1/25	325,000	320,834
		1,768,806

Containers and Glass Products - 3.7%
Berlin Packaging, LLC, Term Loan, 5.495%, (USD LIBOR + 3.00%), 11/7/25 (3)	248,125	240,991
Berry Global, Inc., Term Loan, 4.61%, (2 mo. USD LIBOR + 2.00%), 10/1/22	610,480	607,695
BWAY Holding Company, Term Loan, 6.033%, (3 mo. USD LIBOR + 3.25%), 4/3/24	345,856	338,247
Flex Acquisition Company, Inc.:
Term Loan, 5.626%, (USD LIBOR + 3.00%), 12/29/23 (3)	493,719	479,678
Term Loan, 5.876%, (USD LIBOR + 3.25%), 6/29/25 (3)	149,250	145,092
Libbey Glass, Inc., Term Loan, 5.493%, (1 mo. USD LIBOR + 3.00%), 4/9/21	246,425	232,872
Pelican Products, Inc., Term Loan, 5.981%, (1 mo. USD LIBOR + 3.50%), 5/1/25	74,438	73,321
		2,117,896

Cosmetics/Toiletries - 0.9%
KIK Custom Products, Inc., Term Loan, 6.496%, (1 mo. USD LIBOR + 4.00%), 5/15/23	550,000	521,469

Drugs - 1.2%
Albany Molecular Research, Inc., Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/30/24	197,000	193,881
Amneal Pharmaceuticals, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), 5/4/25	321,672	321,268
Arbor Pharmaceuticals, Inc., Term Loan, 7.601%, (3 mo. USD LIBOR + 5.00%), 7/5/23	185,949	162,705
		677,854

Ecological Services and Equipment - 0.5%
GFL Environmental, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 5/30/25	273,013	265,164

6 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - CONT’D
Electronics/Electrical - 18.2%
Almonde, Inc., Term Loan, 6.101%, (3 mo. USD LIBOR + 3.50%), 6/13/24	474,358	458,015
Applied Systems, Inc., Term Loan, 9/19/24 (2)	825,000	815,890
Aptean, Inc., Term Loan, 6.86%, (3 mo. USD LIBOR + 4.25%), 12/20/22	138,525	138,612
Avast Software B.V., Term Loan, 5.101%, (3 mo. USD LIBOR + 2.50%), 9/30/23	195,685	195,673
Banff Merger Sub, Inc., Term Loan, 6.851%, (3 mo. USD LIBOR + 4.25%), 10/2/25	498,750	489,461
Barracuda Networks, Inc., Term Loan, 5.741%, (1 mo. USD LIBOR + 3.25%), 2/12/25	248,125	246,678
Cohu, Inc., Term Loan, 5.601%, (3 mo. USD LIBOR + 3.00%), 9/20/25	497,500	482,575
CommScope, Inc., Term Loan, 2/6/26 (2)	450,000	450,954
CPI International, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 7/26/24	298,485	297,552
Epicor Software Corporation, Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), 6/1/22	591,972	585,930
Exact Merger Sub, LLC, Term Loan, 9/27/24 (2)	200,000	199,083
EXC Holdings III Corp., Term Loan, 6.101%, (3 mo. USD LIBOR + 3.50%), 12/2/24	197,500	196,759
Financial & Risk US Holdings, Inc., Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 10/1/25	124,688	121,168
GlobalLogic Holdings, Inc.:
Term Loan, 3.25%, 8/1/25 (4)	50,000	49,811
Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/1/25	348,250	346,935
Hyland Software, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 7/1/24	941,501	941,648
Infoblox, Inc., Term Loan, 6.999%, (1 mo. USD LIBOR + 4.50%), 11/7/23	246,875	247,081
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	982,963	979,583
Informatica, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/5/22	421,135	420,661
SGS Cayman L.P., Term Loan, 7.976%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65,403	63,973
SkillSoft Corporation, Term Loan, 7.249%, (1 mo. USD LIBOR + 4.75%), 4/28/21	595,337	501,571
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	966,911	958,278
Sutherland Global Services, Inc., Term Loan, 7.976%, (3 mo. USD LIBOR + 5.38%), 4/23/21	280,970	274,823
Tibco Software, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), 12/4/20	295,466	294,450
Ultra Clean Holdings, Inc., Term Loan, 6.999%, (1 mo. USD LIBOR + 4.50%), 8/27/25	98,750	95,294
Veritas Bermuda, Ltd., Term Loan, 7.021%, (USD LIBOR + 4.50%), 1/27/23 (3)	147,116	136,542
Vero Parent, Inc., Term Loan, 6.999%, (1 mo. USD LIBOR + 4.50%), 8/16/24	248,750	247,817
Wall Street Systems Delaware, Inc., Term Loan, 5.651%, (3 mo. USD LIBOR + 3.00%), 11/21/24	317,593	306,874
		10,543,691

Equipment Leasing - 0.5%
IBC Capital Limited, Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), 9/11/23	298,492	290,284

Financial Intermediaries - 4.2%
Citco Funding, LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 9/28/23	640,201	636,600
Freedom Mortgage Corporation, Term Loan, 7.249%, (1 mo. USD LIBOR + 4.75%), 2/23/22	481,013	482,215
Harbourvest Partners, LLC, Term Loan, 4.849%, (2 mo. USD LIBOR + 2.25%), 3/1/25	46,365	45,901
Sesac Holdco II, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 2/23/24	345,592	338,248
Victory Capital Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/12/25	272,222	271,712
Virtus Investment Partners, Inc., Term Loan, 4.865%, (3 mo. USD LIBOR + 2.25%), 6/1/24	679,142	675,958
		2,450,634

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - CONT’D
Food Products - 1.9%
Del Monte Foods, Inc., Term Loan, 5.906%, (3 mo. USD LIBOR + 3.25%), 2/18/21	348,168	275,923
Post Holdings, Inc., Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), 5/24/24	597,244	593,511
Restaurant Technologies, Inc., Term Loan, 10/1/25 (2)	250,000	249,062
		1,118,496

Food Service - 0.5%
IRB Holding Corp., Term Loan, 5.739%, (1 mo. USD LIBOR + 3.25%), 2/5/25	320,500	313,188

Food/Drug Retailers - 0.5%
Albertsons, LLC, Term Loan, 5.609%, (3 mo. USD LIBOR + 3.00%), 12/21/22	291,114	289,138

Health Care - 11.7%
Accelerated Health Systems, LLC, Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), 10/31/25	49,875	49,875
Alliance Healthcare Services, Inc., Term Loan, 6.999%, (1 mo. USD LIBOR + 4.50%), 10/24/23	193,750	192,297
Argon Medical Devices, Inc., Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 1/23/25	198,000	197,340
BioClinica, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), 10/20/23	196,977	178,264
DaVita, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 6/24/21	639,922	640,619
Envision Healthcare Corporation, Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 10/10/25	498,750	467,474
Greatbatch Ltd., Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), 10/27/22	349,992	350,123
Hanger, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 3/6/25	99,000	98,753
Kinetic Concepts, Inc., Term Loan, 2/2/24 (2)	500,000	497,292
KUEHG Corp., Term Loan, 6.351%, (3 mo. USD LIBOR + 3.75%), 2/21/25	419,306	413,933
MPH Acquisition Holdings, LLC, Term Loan, 5.351%, (3 mo. USD LIBOR + 2.75%), 6/7/23	836,745	810,910
One Call Corporation, Term Loan, 7.732%, (1 mo. USD LIBOR + 5.25%), 11/25/22	195,655	166,796
Ortho-Clinical Diagnostics S.A., Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 6/30/25	731,775	705,858
RadNet, Inc., Term Loan, 6.529%, (3 mo. USD LIBOR + 3.75%), 6/30/23	184,211	184,671
Select Medical Corporation, Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), 3/6/25	272,883	271,852
Sotera Health Holdings, LLC, Term Loan, 5/15/22 (2)	300,000	294,563
Tecomet, Inc., Term Loan, 5.993%, (1 mo. USD LIBOR + 3.50%), 5/1/24	496,212	494,972
U.S. Anesthesia Partners, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 6/23/24	394,607	390,579
Verscend Holding Corp., Term Loan, 6.999%, (1 mo. USD LIBOR + 4.50%), 8/27/25	248,127	246,418
VVC Holding Corp., Term Loan, 7.197%, (3 mo. USD LIBOR + 4.50%), 2/11/26	150,000	148,000
		6,800,589

Home Furnishings - 1.3%
Bright Bidco B.V., Term Loan, 6.068%, (USD LIBOR + 3.50%), 6/30/24 (3)	295,493	233,070
Serta Simmons Bedding, LLC, Term Loan, 5.983%, (1 mo. USD LIBOR + 3.50%), 11/8/23	693,194	515,274
		748,344

Industrial Equipment - 8.1%
Altra Industrial Motion Corp., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 10/1/25	73,041	72,006
Apex Tool Group, LLC, Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 2/1/22	290,625	282,996
Carlisle Foodservice Products, Inc., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 3/20/25	297,417	290,725
Clark Equipment Company, Term Loan, 4.601%, (3 mo. USD LIBOR + 2.00%), 5/18/24	892,055	875,887
CPM Holdings, Inc., Term Loan, 6.249%, (1 mo. USD LIBOR + 3.75%), 11/15/25	24,938	24,782

8 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - CONT’D
DexKo Global, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 7/24/24	247,889	244,325
Engineered Machinery Holdings, Inc., Term Loan, 5.851%, (3 mo. USD LIBOR + 3.25%), 7/19/24	320,938	309,705
EWT Holdings III Corp., Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 12/20/24	591,247	585,334
Filtration Group Corporation, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 3/29/25	519,750	516,610
Gates Global, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 4/1/24	837,744	830,189
Robertshaw US Holding Corp., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), 2/28/25	420,750	396,557
Titan Acquisition Limited, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 3/28/25	297,000	276,581
		4,705,697

Insurance - 4.0%
AmWINS Group, Inc., Term Loan, 5.247%, (1 mo. USD LIBOR + 2.75%), 1/25/24	492,443	486,842
Asurion, LLC:
Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 8/4/22	840,313	837,162
Term Loan - Second Lien, 8.999%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100,000	101,578
Hub International Limited, Term Loan, 5.51%, (3 mo. USD LIBOR + 2.75%), 4/25/25	521,063	504,725
Sedgwick Claims Management Services, Inc., Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 12/31/25	124,688	122,330
USI, Inc., Term Loan, 5.601%, (3 mo. USD LIBOR + 3.00%), 5/16/24	295,500	286,266
		2,338,903

Leisure Goods/Activities/Movies - 5.8%
AMC Entertainment Holdings, Inc., Term Loan, 4.734%, (1 mo. USD LIBOR + 2.25%), 12/15/23	640,201	639,100
Ancestry.com Operations, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), 10/19/23	542,172	539,461
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	643,488	631,101
Delta 2 (LUX) S.a.r.l., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 2/1/24	550,000	529,375
Emerald Expositions Holding, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 5/22/24	285,558	279,847
Match Group, Inc., Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), 11/16/22	650,000	648,375
Travel Leaders Group, LLC, Term Loan, 6.482%, (1 mo. USD LIBOR + 4.00%), 1/25/24	99,250	99,746
		3,367,005

Lodging and Casinos - 2.4%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	572,590	568,603
Playa Resorts Holding B.V., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), 4/29/24	221,745	213,614
RHP Hotel Properties L.P., Term Loan, 4.78%, (3 mo. USD LIBOR + 2.00%), 5/11/24	641,834	636,753
		1,418,970

Publishing - 3.1%
Ascend Learning, LLC, Term Loan, 5.499%, (1 mo. USD LIBOR + 3.00%), 7/12/24	595,466	585,045
Getty Images, Inc., Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), 2/19/26	274,813	273,712
Harland Clarke Holdings Corp., Term Loan, 7.351%, (3 mo. USD LIBOR + 4.75%), 11/3/23	184,154	166,659
LSC Communications, Inc., Term Loan, 7.999%, (1 mo. USD LIBOR + 5.50%), 9/30/22	162,400	162,400
ProQuest, LLC, Term Loan, 5.851%, (3 mo. USD LIBOR + 3.25%), 10/24/21	592,120	590,640
		1,778,456

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - CONT’D
Radio and Television - 1.1%
Entravision Communications Corporation, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 11/29/24	409,167	390,754
Mission Broadcasting, Inc., Term Loan, 4.739%, (1 mo. USD LIBOR + 2.25%), 1/17/24	37,830	37,026
Nexstar Broadcasting, Inc., Term Loan, 4.746%, (1 mo. USD LIBOR + 2.25%), 1/17/24	205,545	201,177
		628,957

Retailers (Except Food and Drug) - 1.0%
Bass Pro Group, LLC, Term Loan, 7.499%, (1 mo. USD LIBOR + 5.00%), 9/25/24	246,867	241,928
Hoya Midco, LLC, Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 6/30/24	196,993	191,083
LSF9 Atlantis Holdings, LLC, Term Loan, 8.481%, (1 mo. USD LIBOR + 6.00%), 5/1/23	143,727	133,486
		566,497

Steel - 2.7%
GrafTech Finance, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 3.50%), 2/12/25	455,057	452,782
Phoenix Services International, LLC, Term Loan, 6.243%, (1 mo. USD LIBOR + 3.75%), 3/1/25	247,500	245,953
Zekelman Industries, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), 6/14/21	876,316	868,922
		1,567,657

Telecommunications - 7.6%
CenturyLink, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 1/31/25	841,112	824,289
Colorado Buyer, Inc., Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), 5/1/24	396,345	384,785
Digicel International Finance Limited, Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), 5/28/24	246,623	219,905
Intelsat Jackson Holdings S.A., Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), 11/27/23	574,000	564,314
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	650,000	643,500
SBA Senior Finance II, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 4/11/25	689,920	676,337
Sprint Communications, Inc., Term Loan, 2/2/24 (2)	900,000	883,687
Syniverse Holdings, Inc., Term Loan, 7.484%, (1 mo. USD LIBOR + 5.00%), 3/9/23	247,500	227,236
		4,424,053

Utilities - 1.3%
Granite Acquisition, Inc., Term Loan, 6.101%, (3 mo. USD LIBOR + 3.50%), 12/19/21	500,000	500,000
USIC Holdings, Inc., Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 12/8/23	248,159	242,472
		742,472

Total Senior Floating Rate Loans (Cost $63,853,465)		62,384,773

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 0.8%
SPDR Blackstone / GSO Senior Loan ETF (5)	10,750	495,037

Total Exchange-Traded Funds (Cost $500,950)		495,037

10 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 4.6%
Automotive - 0.1%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26 (6)(7)	25,000	25,563

Cable and Satellite Television - 1.3%
Virgin Media Secured Finance PLC, 5.50%, 1/15/25 (6)	750,000	765,937

Containers and Glass Products - 1.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.125%, 7/15/23 (6)	750,000	763,125

Health Care - 1.9%
Avantor, Inc., 6.00%, 10/1/24 (6)	300,000	312,000
HCA, Inc., 5.25%, 4/15/25	750,000	804,982
		1,116,982

Total Corporate Bonds (Cost $2,648,948)		2,671,607

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	404,200	404,200

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $404,200)		404,200

TOTAL INVESTMENTS (Cost $67,407,563) - 113.7%		65,955,617
Less Unfunded Loan Commitments - (0.1%)		(50,000)
NET INVESTMENTS (Cost $67,357,563) - 113.6%		65,905,617
Note Payable - (14.7%)		(8,500,000)
Other assets and liabilities, net - 1.0%		593,407
NET ASSETS - 100.0%		57,999,024

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 11

NOTES TO SCHEDULE OF INVESTMENTS
(1) Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(2) This Senior Loan will settle after March 31, 2019, at which time the interest rate will be determined.
(3) The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(5) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $439,409.
(6) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,866,625, which represents 3.2% of the net assets of the Fund as of March 31, 2019.

(7) When-issued security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar
See notes to financial statements.

12 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $67,357,563) - including $439,409 of securities on loan	$65,905,617
Cash	3,852,888
Receivable for investments sold	1,566,706
Receivable for capital shares sold	178,906
Interest receivable	163,562
Securities lending income receivable	363
Receivable from affiliate	8,341
Trustees’ deferred compensation plan	205
Prepaid upfront fees on note payable	21,694
Prepaid expenses	6,251
Other assets	2,341
Total assets	71,706,874

LIABILITIES
Payable for investments purchased	4,637,750
Payable for when-issued securities	25,000
Payable for capital shares redeemed	16,181
Deposits for securities loaned	404,200
Payable to affiliates:
Investment advisory fee	28,120
Administrative fee	5,687
Distribution and service fees	698
Sub-transfer agency fee	225
Trustees’ deferred compensation plan	205
Accrued expenses	89,784
Note payable	8,500,000
Total liabilities	13,707,850
NET ASSETS	$57,999,024

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$60,796,077
Accumulated loss	(2,797,053)
Total	$57,999,024

NET ASSET VALUE PER SHARE
Class A (based on net assets of $3,323,671 and 341,778 shares outstanding)	$9.72
Class I (based on net assets of $23,151,129 and 2,381,255 shares outstanding)	$9.72
Class R6 (based on net assets of $31,524,224 and 3,243,650 shares outstanding)	$9.72

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$10.10
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income	$2,364
Interest income	2,348,199
Securities lending income, net	363
Total investment income	2,350,926

EXPENSES
Investment advisory fee	211,150
Administrative fee	42,012
Distribution and service fees:
Class A	4,117
Trustees’ fees and expenses	2,525
Custodian fees	19,402
Transfer agency fees and expenses	14,834
Accounting fees	8,961
Professional fees	29,020
Registration fees	32,075
Reports to shareholders	4,147
Interest expense and fees and other borrowing costs	353,833
Miscellaneous	7,615
Total expenses	729,691
Waiver and/or reimbursement of expenses by affiliate	(95,405)
Reimbursement of expenses-other	(1,060)
Net expenses	633,226
Net investment income	1,717,700

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(1,257,993)

Net change in unrealized appreciation (depreciation) on investment securities	(1,362,441)

Net realized and unrealized loss	(2,620,434)

Net decrease in net assets resulting from operations	($902,734)
See notes to financial statements.

14 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)
Operations:
Net investment income	$1,717,700	$2,552,868
Net realized loss	(1,257,993)	(146,700)
Net change in unrealized appreciation (depreciation)	(1,362,441)	(89,505)
Net increase (decrease) in net assets resulting from operations	(902,734)	2,316,663

Distributions to shareholders:
Class A shares	(77,697)	(41,317)
Class I shares	(659,572)	(553,234)
Class R6 shares	(973,571)	(1,961,208)
Total distributions to shareholders	(1,710,840)	(2,555,759)

Capital share transactions:
Class A shares	318,611	3,090,163
Class I shares	(1,894,466)	26,491,733
Class R6 shares	(19,945,582)	52,791,235
Net increase (decrease) in net assets from capital share transactions	(21,521,437)	82,373,131

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,135,011)	82,134,035

NET ASSETS
Beginning of period	82,134,035	—
End of period	$57,999,024	$82,134,035

(1) For the period from the start of business, October 10, 2017, to September 30, 2018.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF CASH FLOWS

CASH FLOWS FROM OPERATING ACTIVITIES	Six Months Ended March 31, 2019 (Unaudited)
Net decrease in net assets from operations	($902,734)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(20,381,496)
Investments sold and principal repayments	46,437,101
Increase in short-term investments, net	(404,200)
Net amortization/accretion of premium (discount)	11,195
Amortization of prepaid upfront fees on note payable	9,931
Decrease in interest receivable	2,865
Increase in securities lending income receivable	(363)
Decrease in receivable from affiliate	13,935
Decrease in prepaid expenses	8,132
Increase in trustees’ deferred compensation plan	(125)
Increase in other assets	(1,060)
Increase in deposits for securities loaned	404,200
Decrease in payable to affiliate for investment advisory fee	(10,300)
Decrease in payable to affiliate for administrative fee	(1,886)
Increase in payable to affiliate for distribution and service fees	132
Increase in payable to affiliate for sub-transfer agency fee	130
Increase in payable to affiliate for trustees’ deferred compensation plan	125
Decrease in accrued expenses	(31,263)
Decrease in unfunded loan commitments	(35,601)
Net change in unrealized (appreciation) depreciation from investments	1,362,441
Net realized loss from investments	1,257,993
Net cash provided by operating activities	$28,641,886

CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions paid to shareholders	($332,642)
Proceeds from capital shares sold	24,408,531
Capital shares redeemed	(46,950,272)
Prepaid upfront fees on note payable	(31,625)
Proceeds from note payable	21,000,000
Repayments of note payable	(31,500,000)
Net cash used in financing activities	($33,406,008)
Net decrease in cash	($5,666,856)
Cash at beginning of period	$9,519,744
Cash at end of period	$3,852,888

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of: Reinvestment of dividends and distributions	$1,378,198
Cash paid for interest and fees on borrowings	$393,193

See notes to financial statements.

16 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS A SHARES
Net asset value, beginning	$9.97	$10.00
Income from investment operations:
Net investment income (2)	0.23	0.38
Net realized and unrealized loss	(0.25)	(0.06)
Total from investment operations	(0.02)	0.32
Distributions from:
Net investment income	(0.23)	(0.35)
Total distributions	(0.23)	(0.35)
Total decrease in net asset value	(0.25)	(0.03)
Net asset value, ending	$9.72	$9.97
Total return (3)(4)	(0.20%)	3.25%
Ratios to average net assets: (5)
Total expenses(6)(7)	2.39%	2.48%
Net expenses(6)(7)	2.10%	2.13%
Net investment income(6)	4.73%	3.93%
Portfolio turnover (4)	21%	35%
Net assets, ending (in thousands)	$3,324	$3,090

(1) For the period from the start of business, October 10, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) Includes interest expense and fees and other borrowing costs of 1.07% and 1.07% for the six months ended March 31, 2019 and the period ended September 30, 2018, respectively.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS I SHARES
Net asset value, beginning	$9.97	$10.00
Income from investment operations:
Net investment income (2)	0.24	0.40
Net realized and unrealized loss	(0.25)	(0.06)
Total from investment operations	(0.01)	0.34
Distributions from:
Net investment income	(0.24)	(0.37)
Total distributions	(0.24)	(0.37)
Total decrease in net asset value	(0.25)	(0.03)
Net asset value, ending	$9.72	$9.97
Total return (3)(4)	(0.07%)	3.48%
Ratios to average net assets: (5)
Total expenses(6)(7)	2.08%	2.06%
Net expenses(6)(8)	1.78%	1.67%
Net investment income(6)	4.91%	4.10%
Portfolio turnover (4)	21%	35%
Net assets, ending (in thousands)	$23,151	$26,452

(1) For the period from the start of business, October 10, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) Includes interest expense and fees and other borrowing costs of 1.00% and 0.91% for the six months ended March 31, 2019 and the period ended September 30, 2018, respectively.
See notes to financial statements.

18 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS R6 SHARES
Net asset value, beginning	$9.96	$10.00
Income from investment operations:
Net investment income (2)	0.24	0.37
Net realized and unrealized loss	(0.24)	(0.04)
Total from investment operations	—	0.33
Distributions from:
Net investment income	(0.24)	(0.37)
Total distributions	(0.24)	(0.37)
Total decrease in net asset value	(0.24)	(0.04)
Net asset value, ending	$9.72	$9.96
Total return (3)(4)	0.02%	3.35%
Ratios to average net assets: (5)
Total expenses(6)(7)	2.07%	1.74%
Net expenses(6)(7)	1.81%	1.44%
Net investment income(6)	4.94%	3.81%
Portfolio turnover (4)	21%	35%
Net assets, ending (in thousands)	$31,524	$52,592

(1) For the period from the start of business, October 10, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) Includes interest expense and fees and other borrowing costs of 1.03% and 0.69% for the six months ended March 31, 2019 and the period ended September 30, 2018, respectively.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund commenced operations on October 10, 2017. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating Rate Loans. Interests in senior floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

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of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans (less Unfunded Loan Commitments)	$—	$62,334,773	$—	$62,334,773
Exchange-Traded Funds	495,037	—	—	495,037
Corporate Bonds	—	2,671,607	—	2,671,607
Short Term Investment of Cash Collateral for Securities Loaned	404,200	—	—	404,200
Total Investments	$899,237	$65,006,380	$—	$65,905,617
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in senior floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Senior Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E. Unfunded Loan Commitments: The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover these commitments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Distributions of realized capital gains are made at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily gross assets: 0.48% up to and including $1 billion and 0.43% on the excess of $1 billion. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. For the six months ended March 31, 2019, the investment advisory fee amounted to $211,150 or 0.60% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $95,405. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense and other borrowing costs, taxes or litigation expenses.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $42,012.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $4,117 for Class A shares.
The Fund was informed that EVD received $1,356 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2019.

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EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $441 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $1,060, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $17,674,777 and $47,997,406, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $97,798 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $97,798 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,406,465
Gross unrealized appreciation	$43,999
Gross unrealized depreciation	(1,544,847)
Net unrealized appreciation (depreciation)	($1,500,848)
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as

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well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $439,409 and the total value of collateral received was $448,474, comprised of cash of $404,200 and U.S. Government and/or agencies securities of $44,274.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$448,474	$—	$—	$—	$448,474
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — CREDIT AGREEMENT
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with  a bank(s) to borrow up to a limit of $45 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for the purchase of investment securities and temporary or emergency purposes. The Fund may elect for its borrowings to bear interest at the higher of the (i) bank’s prime rate and (ii) Federal Funds rate plus 0.85%; or the one week, one, two, three or six month London Interbank Offered Rate plus 0.85%. Under the terms of the Agreement, in effect through March 17, 2020, the Fund pays a facility fee of 0.15% per annum on the commitment amount. In connection with the extension of the term of the Agreement on October 24, 2018 and subsequent renewal on March 19, 2019, the Fund paid upfront fees of $9,125 and $22,500, respectively, which were/are being amortized to interest expense through March 19, 2019 and March 17, 2020, respectively. The unamortized balance at March 31, 2019 is approximately $22,000 and is included in prepaid upfront fees on note payable on the Statement of Assets and Liabilities. At March 31, 2019, the Fund had borrowings outstanding under the Agreement of $8,500,000 at an interest rate of 3.34%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. For the six months ended March 31, 2019, the average borrowings under the Agreement and the average interest rate (excluding fees) were $17,920,330 and 3.25%, respectively.

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NOTE 7 – CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the period ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018 (1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	113,675	$1,112,302	322,089	$3,210,796
Reinvestment of distributions	7,631	74,082	4,105	40,844
Shares redeemed	(89,478)	(867,773)	(16,244)	(161,477)
Net increase	31,828	$318,611	309,950	$3,090,163

Class I
Shares sold	1,945,348	$19,135,615	4,708,181	$47,007,516
Reinvestment of distributions	64,972	630,228	31,113	309,507
Shares redeemed	(2,283,080)	(21,660,309)	(2,085,279)	(20,825,290)
Net increase (decrease)	(272,760)	($1,894,466)	2,654,015	$26,491,733

Class R6
Shares sold	390,150	$3,800,029	5,432,328	$54,310,393
Reinvestment of distributions	69,386	673,888	197,468	1,967,481
Shares redeemed	(2,494,667)	(24,419,499)	(351,015)	(3,486,639)
Net increase (decrease)	(2,035,131)	($19,945,582)	5,278,781	$52,791,235

(1) For the period from the start of business, October 10, 2017, to September 30, 2018.
NOTE 8 – CREDIT RISK
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Floating-Rate Advantage Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer category and its benchmark index. The Board’s review included comparative performance data for the one-year and since inception periods ended January 31, 2019. This performance data indicated that the Fund had underperformed the average of the Fund’s peer category and its benchmark index for the one-year and since inception periods ended January 31, 2019. The Board took into account management’s discussion of the Fund’s performance and the Fund’s limited performance history. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer category and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

28 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Floating-Rate Advantage Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Floating-Rate Advantage Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 29

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

30 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT FLOATING-RATE ADVANTAGE FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874 3.31.19

Calvert Ultra-Short Duration Income NextShares (CRUSC) Listing Exchange: The NASDAQ Stock Market LLC

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/nextshares-documents), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a financial advisor, broker-dealer or bank).
You may elect to receive all future Fund shareholder reports in paper free of charge. You can contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objective, risks, and charges and expenses. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
On-line statements, prospectuses, and fund reports may be available through your brokerage firm.  Please contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
19	Board of Trustees’ Contract Approval
22	Officers and Trustees
23	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Fund Inception
Fund at NAV	01/10/2018	01/10/2018	1.39%	2.75%	—%	2.44%
Fund at Market Price	01/10/2018	01/10/2018	1.39	2.75	—	2.44

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	1.52%	2.43%	0.89%	2.20%

% Total Annual Operating Expense Ratios[3]
Gross						1.93%
Net						0.39

% Distribution Rates/Yields[4]
Distribution Rate at NAV						2.70%
SEC 30-day Yield - Subsidized						2.85
SEC 30-day Yield - Unsubsidized						2.42

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Corporate Bonds	40.6%
Asset-Backed Securities	39.9%
Collateralized Mortgage-Backed Obligations	8.9%
Commercial Mortgage-Backed Securities	5.9%
U.S. Treasury Obligations	4.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to www.calvert.com.

2 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s inception.

[2]
Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

[3]
Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

Fund profile subject to change due to active management.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 - March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
	$1,000.00	$1,013.90	$1.91**	0.38%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.04	$1.92**	0.38%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 40.4%
Communications - 2.0%
Comcast Corp.:
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	52,000	52,075
3.30%, 10/1/20	50,000	50,495
Verizon Communications, Inc.:
3.615%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	33,000	33,509
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	64,000	64,061
		200,140

Consumer, Cyclical - 5.9%
Ford Motor Credit Co. LLC:
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	200,000	198,413
3.668%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	200,000	200,181
Hyundai Capital America, 3.744%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	30,000	30,005
Lennar Corp., 4.50%, 11/15/19	65,000	65,244
Marriott International, Inc.:
3.245%, (3 mo. USD LIBOR + 0.65%), 3/8/21 (1)	51,000	51,142
Series Y, 3.226%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)	50,000	50,086
		595,071

Consumer, Non-cyclical - 7.1%
Becton Dickinson and Co.:
2.133%, 6/6/19	100,000	99,875
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	244,000	244,026
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	31,000	30,974
CVS Health Corp.:
3.125%, 3/9/20	38,000	38,115
3.231%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (1)	94,000	94,241
3.321%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	65,000	65,171
Kraft Heinz Foods Co., 3.267%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	106,000	105,725
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	36,000	35,924
		714,051

Financial - 21.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	150,128
Ally Financial, Inc., 4.125%, 3/30/20	41,000	41,373
Athene Global Funding:
3.901%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	50,000	50,292
4.038%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	100,000	100,503

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Bank of America Corp.:
3.152%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	57,000	56,830
3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	40,000	39,884
3.421%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	200,000	200,520
3.941%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	100,000	101,207
Capital One Financial Corp.:
3.458%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	150,000	150,672
3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	150,000	148,150
Citigroup, Inc.:
3.665%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	400,000	404,657
3.928%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	35,000	35,509
Goldman Sachs Group, Inc. (The):
3.339%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	200,000	200,429
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	38,000	37,312
JPMorgan Chase & Co.:
3.662%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	31,000	30,942
Series V, 5.00% to 7/1/19 (3)(4)	20,000	19,915
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	15,000	15,037
Morgan Stanley, 3.247%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	150,000	150,171
Synchrony Financial:
3.00%, 8/15/19	75,000	75,024
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	150,000	150,751
		2,159,306

Industrial - 1.4%
CNH Industrial Capital LLC, 3.375%, 7/15/19	110,000	110,153
Wabtec Corp., 3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	28,000	27,979
		138,132

Technology - 2.4%
DXC Technology Co., 3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	192,000	192,004
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	48,000	47,838
		239,842

Total Corporate Bonds (Cost $4,051,591)		4,046,542

ASSET-BACKED SECURITIES - 39.8%
Automobile - 12.5%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	156,667	156,545
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	200,000	199,452
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	120,259	119,861
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	224,428	223,329

6 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Hertz Fleet Lease Funding L.P.:
Series 2017-1, Class A1, 3.143%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (1)(2)	150,331	150,556
Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	133,627	133,108
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	148,560	148,069
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	30,000	30,215
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	41,006	40,954
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	49,163	49,740
		1,251,829

Consumer Loan - 19.3%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	47,766	48,060
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	78,767	78,726
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	103,967	104,097
Conn’s Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (2)	183,711	184,334
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	11,386	11,381
Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	100,000	100,122
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	52,762	52,674
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	12,041	12,059
Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	293,335	294,616
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	51,675	51,818
Prosper Marketplace Issuance Trust:
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	210,330	210,551
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	43,543	43,513
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	100,000	99,951
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	68,230	68,330
SoFi Consumer Loan Program LLC, Series 2017-5, Class A2, 2.78%, 9/25/26 (2)	100,000	99,721
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	45,841	45,840
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	100,000	100,691
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	219,026	218,738
Verizon Owner Trust, Series 2016-1A, Class B, 1.46%, 1/20/21 (2)	100,000	99,264
		1,924,486

Equipment - 0.5%
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	49,631	49,559

Other - 1.0%
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	100,000	99,651

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Single-Family Rental - 2.9%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.332%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	194,187	193,636
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	100,000	99,396
		293,032

Timeshare - 2.6%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	262,430	261,546

Whole Business - 1.0%
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	96,500	97,722

Total Asset-Backed Securities (Cost $3,970,714)		3,977,825

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	41,057	41,230
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M1, 2.936%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	127,291	126,896
Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (2)(5)	10,396	10,406
Series 2019-DNA1, Class M1, 3.386%, (1 mo. USD LIBOR + 0.90%), 1/25/49 (1)(2)	50,000	50,147
Series 2019-DNA2, Class M1, 3.287%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(2)	100,000	100,257
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.886%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	22,000	24,476
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	110,000	115,077
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	170,399	180,416
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	226,910	238,462

Total Collateralized Mortgage-Backed Obligations (Cost $896,297)		887,367

U.S. TREASURY OBLIGATIONS - 4.7%
U.S. Treasury Notes:
0.875%, 6/15/19	200,000	199,347
1.00%, 6/30/19	75,000	74,725
1.625%, 6/30/19	200,000	199,555

Total U.S. Treasury Obligations (Cost $473,675)		473,627

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	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
BBCMS Trust, Series 2018-RRI, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	98,993	98,028
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	250,000	249,034
Motel 6 Trust, Series 2017-MTL6, Class A, 3.404%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	69,459	69,252
RETL Trust, Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	175,000	175,328

Total Commercial Mortgage-Backed Securities (Cost $593,875)		591,642

TOTAL INVESTMENTS (Cost $9,986,152) - 99.7%		9,977,003
Other assets and liabilities, net - 0.3%		29,551
NET ASSETS - 100.0%		10,006,554

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,952,307, which represents 49.5% of the net assets of the Fund as of March 31, 2019.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (UNAUDITED)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $9,986,152)	$9,977,003
Cash	254,866
Receivable for investments sold	29,941
Interest receivable	28,539
Securities lending income receivable	10
Receivable from affiliate	3,869
Trustees’ deferred compensation plan	13
Other assets	229
Total assets	10,294,470

LIABILITIES
Payable to affiliates:
Investment advisory fee	2,207
Administrative fee	1,019
Operations agreement fee	424
Trustees’ deferred compensation plan	13
Accrued expenses	60,393
Demand note payable	223,860
Total liabilities	287,916
NET ASSETS	$10,006,554

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$10,004,906
Distributable earnings	1,648
Total	$10,006,554

NET ASSET VALUE PER SHARE (based on net assets of $10,006,554 and 1,000,000 shares outstanding)	$10.01
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (UNAUDITED)

INVESTMENT INCOME
Interest income	$159,948
Securities lending income, net	22
Total investment income	159,970

EXPENSES
Investment advisory fee	12,931
Administrative fee	5,968
Operations agreement fee	2,487
Trustees’ fees and expenses	297
Custodian fees	27,009
Transfer agency fees and expenses	6,846
Professional fees	10,186
Registration fees	1,212
Reports to shareholders	503
Listing fee	3,590
Intraday pricing fee	5,984
Miscellaneous	1,336
Total expenses	78,349
Waiver and/or reimbursement of expenses by affiliate	(59,197)
Reimbursement of expenses-other	(128)
Net expenses	19,024
Net investment income	140,946

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(497)
Futures contracts	235
(262)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(11,476)
Futures contracts	1,158
(10,318)

Net realized and unrealized loss	(10,580)

Net increase in net assets resulting from operations	$130,366
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
Operations:
Net investment income	$140,946	$161,236
Net realized loss	(262)	(7,523)
Net change in unrealized appreciation (depreciation)	(10,318)	1,169
Net increase in net assets resulting from operations	130,366	154,882

Distributions to shareholders	(137,900)	(145,700)

Capital share transactions:
Proceeds from sale of shares	—	9,999,906
Transaction fees	—	5,000
Net increase in net assets from capital share transactions	—	10,004,906

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,534)	10,014,088

NET ASSETS
Beginning of period	10,014,088	—
End of period	$10,006,554	$10,014,088

Changes in shares outstanding
Shares outstanding, beginning of period	1,000,000	—
Shares sold	—	1,000,000
Shares outstanding, end of period	1,000,000	1,000,000

(1) For the period from the start of business, January 10, 2018, to September 30, 2018.
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)

Net asset value, beginning	$10.01	$10.00
Income from investment operations:
Net investment income (2)	0.14	0.16
Net realized and unrealized loss	—	—	(3)
Total from investment operations	0.14	0.16
Distributions from:
Net investment income	(0.14)	(0.15)
Total distributions	(0.14)	(0.15)
Total increase in net asset value	—	0.01
Net asset value, ending	$10.01	$10.01
Total return (4)(5)	1.39%	1.57%
Ratios to average net assets: (6)
Total expenses(7)	1.58%	1.93%	(8)
Net expenses(7)	0.38%	0.39%	(8)
Net investment income(7)	2.83%	2.24%
Portfolio turnover (5)	42%	64%
Net assets, ending (in thousands)	$10,007	$10,014

(1) For the period from the start of business, January 10, 2018, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Amount is less than ($0.005).
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
(8) Includes interest expense of 0.01% for the period from the start of business, January 10, 2018, to September 30, 2018.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Ultra-Short Duration Income NextShares (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,046,542	$—	$4,046,542
Asset-Backed Securities	—	3,977,825	—	3,977,825
Collateralized Mortgage-Backed Obligations	—	887,367	—	887,367
U.S. Treasury Obligations	—	473,627	—	473,627
Commercial Mortgage-Backed Securities	—	591,642	—	591,642
Total Investments	$—	$9,977,003	$—	$9,977,003
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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H. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment management services rendered to the Fund. Pursuant to the investment advisory and administrative agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion. For the six months ended March 31, 2019, the investment advisory fee amounted to $12,931 or 0.26% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.38% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $59,197.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $5,968.
The Trust, on behalf of the Fund, has entered into an operations agreement with CRM pursuant to which CRM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order. Pursuant to the agreement, the Fund pays CRM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by CRM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended March 31, 2019, the operations agreement fee amounted to $2,487 or 0.05% (annualized) of the Fund’s average daily net assets.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $128, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $3,783,740 and $3,674,627, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $310,060 and $196,897, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $15,182 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $13,555 are short-term and $1,627 are long-term.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,981,289
Gross unrealized appreciation	$13,043
Gross unrealized depreciation	(17,329)
Net unrealized appreciation (depreciation)	($4,286)
NOTE 5 — FINANCIAL INSTRUMENTS
During the six months ended March 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration. At March 31, 2019, there were no obligations outstanding under these financial instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$235	$1,158
The average notional cost of futures contracts (long) outstanding during the six months ended March 31, 2019 was approximately $181,000.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $223,860 at an interest rate of 3.49%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 8 — CAPITAL SHARE TRANSACTIONS
The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund).The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.
At March 31, 2019, EVM owned approximately 99.5% of the outstanding shares of the Fund.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory and administrative agreement of Calvert Ultra-Short Duration Income NextShares (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory and administrative agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory and administrative agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory and administrative agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer category and its benchmark index. The Board’s review included comparative performance data for the one-year period ended January 31, 2019. This performance data indicated that the Fund had outperformed the average of the Fund’s peer category for the one-year period ended January 31, 2019 and underperformed its benchmark index for the one-year period ended January 31, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer category and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and operational services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert Ultra-Short Duration Income NextShares

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Ultra-Short Duration Income NextShares

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

22 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Calvert documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Calvert documents will typically be effective within 30 days of receipt by your broker.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer and Dividend Disbursing Agent State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Distributor* Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28875 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019